Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Schedule of Foreign Currency Risk [Line Items]
Cash and cash equivalents	$ 9,017,814				$ 2,830,526				$ 11,657,315	$ 17,159,764
Foreign Currency Risk [Member]
Schedule of Foreign Currency Risk [Line Items]
Cash and cash equivalents			$ 42,919	$ 486,627			$ 15,680	$ 1,078,285
Trade receivables			16,337	87,954			60,631	77,660
Trade payables			12,750	197,462		24,692	36,101	93,240
Total exposure			$ 72,006	$ 772,043		$ 24,692	$ 112,412	$ 1,249,185